PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ 0	$ 832	$ 0
Total	555	(393)	558
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	125	112	121
Past service cost - Plan amendments	14	(80)	4
Past service cost - Curtailments		(6)	(1)
Net interest cost/(income) on net DB liability/(asset)	106	108	117
Total	245	134	241
United States | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	32	31	36
Past service cost - Plan amendments	0	12	0
Past service cost - Curtailments		0	0
Net interest cost/(income) on net DB liability/(asset)	48	47	45
Total	80	90	81
Canada | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	26	25	31
Past service cost - Plan amendments	13	4	1
Past service cost - Curtailments		0	0
Net interest cost/(income) on net DB liability/(asset)	13	15	18
Total	52	44	50
Brazil | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	4	2	2
Past service cost - Plan amendments	0	0	0
Past service cost - Curtailments		0	0
Net interest cost/(income) on net DB liability/(asset)	4	2	7
Total	8	4	9
Europe | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	60	50	44
Past service cost - Plan amendments	1	(96)	2
Past service cost - Curtailments		0	(1)
Net interest cost/(income) on net DB liability/(asset)	31	35	37
Total	92	(11)	82
Other | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	4	8
Past service cost - Plan amendments	0	0	1
Past service cost - Curtailments		(6)	0
Net interest cost/(income) on net DB liability/(asset)	10	9	10
Total	$ 13	$ 7	$ 19